Other Income (Details Textual) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Gain (Loss) on Extinguishment of Debt	[1]	¥ 24,405	$ 3,751	¥ 22,165	¥ 0

[1]	For year ended December 31, 2016 and 2017, the Company successfully negotiated with certain suppliers, and these suppliers agreed to waive partial amount of the long ageing accounts payables. Total amount waived by the suppliers in 2016 and 2017 was RMB 22,165 and RMB 24,405(US$ 3,751), which was included in Other Income in the Consolidated Statements of Comprehensive Loss.